Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2025-02-12
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery
2024 Accounting Restatement
In 2024, we were required to prepare an accounting restatement as a result of a prior period error correction. The error was discovered during the year-end reporting process and was related to our accounting for stock-based compensation expense. We evaluated the errors and determined the related impacts were not material to our consolidated financial statements for the prior periods when they occurred, but that correcting the cumulative errors in the period detected would have been material to our results of operations for that period. Accordingly, we revised previously reported financial information for such immaterial errors. More information related to the error correction can be found in the Company's 2024 Form 10-K and the Company’s Form 8-K dated February 12, 2025, in Exhibit 1 to Exhibit 99.1.
We determined that the understatement of stock-based compensation expense had no impact on the financial performance measures underlying the compensation received by our current and former executive officers in respect of 2023 and 2024. The relevant financial performance measures were Non-GAAP Operating Income, Non-GAAP Operating Income Margin and Adjusted EBITDA, and stock-based compensation expense was already excluded from the calculation of both. Accordingly, there was no erroneously awarded compensation attributable to such accounting restatement. Therefore, no amount was subject to recovery from any current or former executive officers pursuant to the Clawback Policy in connection with this accounting restatement.